Impairment of Non-Financial Assets - Schedule of Significant Goodwill Allocated (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
AD2 [Member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)		3.50%		12.00%
Budgeted gross margin		43.40%		50.00%
Annual capital expenditure (in Dollars)		$ 18,298
Long-term growth rate		1.50%		1.50%
Pre-tax discount rate		13.60%		14.90%
AD2 [Member] | Bottom of range [member]
Schedule of Significant Goodwill Allocated [Line Items]
Operating expense		41.00%		32.00%
Annual capital expenditure (in Dollars)				$ 29,306
AD2 [Member] | Top of range [member]
Schedule of Significant Goodwill Allocated [Line Items]
Operating expense		42.00%		44.00%
Annual capital expenditure (in Dollars)				$ 39,075
SC+ST [Member]
Schedule of Significant Goodwill Allocated [Line Items]
Budgeted gross margin		23.00%	[1]	20.00%
Annual capital expenditure (in Dollars)		$ 9,149	[1]	$ 19,538
Long-term growth rate		1.50%	[1]	1.50%
Pre-tax discount rate		15.60%	[1]	14.90%
SC+ST [Member] | Bottom of range [member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)		1.00%	[1]	1.00%
Operating expense		5.00%	[1]	4.00%
SC+ST [Member] | Top of range [member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)		11.00%	[1]	12.00%
Operating expense		6.00%	[1]	5.00%
POLYDICE [Member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)				11.00%
Budgeted gross margin		85.00%	[2]	85.00%
Annual capital expenditure (in Dollars)		$ 13,724	[2]	$ 14,653
Long-term growth rate		1.50%	[2]	1.50%
Pre-tax discount rate		13.40%	[2]	14.90%
POLYDICE [Member] | Bottom of range [member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)	[2]	(62.00%)
Operating expense		95.00%	[2]	49.00%
POLYDICE [Member] | Top of range [member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)	[2]	10.00%
Operating expense		125.00%	[2]	71.00%
MG [Member]
Schedule of Significant Goodwill Allocated [Line Items]
Long-term growth rate		1.30%		1.50%
Pre-tax discount rate		10.40%		14.30%
MG [Member] | Bottom of range [member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)		11.10%		5.00%
Budgeted gross margin		30.20%		30.00%
Operating expense		23.10%		24.00%
Annual capital expenditure (in Dollars)		$ 217,642		$ 488,000
MG [Member] | Top of range [member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)		14.90%		33.00%
Budgeted gross margin		36.80%		43.00%
Operating expense		26.50%		28.00%
Annual capital expenditure (in Dollars)		$ 684,932		$ 1,830,000
Dragon Marketing [Member]
Schedule of Significant Goodwill Allocated [Line Items]
Budgeted gross margin		100.00%
Operating expense		54.00%
Annual capital expenditure (in Dollars)		$ 4,575
Long-term growth rate		2.00%
Pre-tax discount rate		13.50%
Dragon Marketing [Member] | Bottom of range [member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)		10.00%
Dragon Marketing [Member] | Top of range [member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)		13.00%

[1]	SC + ST’s sales is assumed to grow by 11% per annual for years 1 to 2, and by 1% per annual for years 3 to 5, and then resume to a long-term growth rate thereafter.
[2]	POLYDICE’s sales is presumed to decline by 62% in year 1 due to downsizing of its e-commerce department as market competitions have increased and then grow by 10% per annual in years 2 to 5, before reverting to the long-term growth rate.